Income Taxes - Summary of Changes In Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of year	$ 303	$ 562
Increase (decrease) related to current year positions	0	(123)
Federal rate revision	0	(136)
Unrecognized tax benefit, end of year	$ 303	$ 303